Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (19.7%)
Alphabet, Inc. - Class A *	368,300	38,204
Alphabet, Inc. - Class C *	259,462	26,984
Meta Platforms, Inc. - Class A *	387,081	82,038
Netflix, Inc. *	127,330	43,990
The Walt Disney Co. *	308,867	30,927

Total		222,143

Consumer Discretionary (15.4%)
Alibaba Group Holding, Ltd., ADR *	148,479	15,171
Amazon.com, Inc. *	513,215	53,010
Starbucks Corp.	253,117	26,357
Tesla, Inc. *	256,569	53,228
Yum China Holdings, Inc.	145,196	9,204
Yum! Brands, Inc.	124,090	16,390

Total		173,360

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.6%)
Monster Beverage Corp. *	747,478	40,371

Total		40,371

Financials (11.6%)
Block, Inc. - Class A *	207,767	14,263
FactSet Research Systems, Inc.	47,245	19,611
PayPal Holdings, Inc. *	187,198	14,216
SEI Investments Co.	269,125	15,488
Visa, Inc. - Class A	300,526	67,757

Total		131,335

Health Care (13.0%)
Illumina, Inc. *	93,393	21,718
Intuitive Surgical, Inc. *	54,741	13,985
Novartis AG, ADR	179,318	16,497
Novo Nordisk A/S, ADR	134,779	21,449
Regeneron Pharmaceuticals, Inc. *	35,377	29,068
Roche Holding AG, ADR	407,914	14,628
Vertex Pharmaceuticals, Inc. *	95,121	29,970

Total		147,315

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Industrials (8.4%)
The Boeing Co. *	310,638	65,989
Deere & Co.	22,111	9,129
Expeditors International of Washington, Inc.	179,306	19,745

Total		94,863

Information Technology (27.9%)
Autodesk, Inc. *	180,830	37,642
Microsoft Corp.	192,986	55,638
NVIDIA Corp.	295,635	82,118
Oracle Corp.	543,609	50,512
QUALCOMM, Inc.	173,573	22,144
Salesforce, Inc. *	181,547	36,269
Shopify, Inc. *	377,817	18,113
Workday, Inc. - Class A *	62,993	13,011

Total		315,447

Total Common Stocks (Cost: $724,992)		1,124,834

Total Investments (99.6%) (Cost: $724,992)@		1,124,834

Other Assets, Less Liabilities (0.4%)		4,209

Net Assets (100.0%)		1,129,043

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $724,992 and the net unrealized appreciation of investments based on that cost was $399,842 which is comprised of $444,089 aggregate gross unrealized appreciation and $44,247 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,124,834	$—	$—

Total Assets:	$1,124,834	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1